Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower, lessor, or similar party	Description of investment, including maturity date, rate of interest, collateral, par, or maturity value	Cost	Current value
	Galliard Retirement Income Fund-Fee - Class F45	Collective Investment Trust Fund	**	$10,730,283
	Total Collective Investment Trust Fund			10,730,283

*	Fidelity Inflation-Protected Bond Index Fund	Mutual Fund	**	1,234,438
*	Fidelity Freedom 2015 K6 Fund	Mutual Fund	**	1,378,323
*	Fidelity Freedom 2020 K6 Fund	Mutual Fund	**	8,302,602
*	Fidelity Freedom 2025 K6 Fund	Mutual Fund	**	9,897,475
*	Fidelity Freedom 2030 K6 Fund	Mutual Fund	**	27,380,380
*	Fidelity Freedom 2035 K6 Fund	Mutual Fund	**	30,195,126
*	Fidelity Freedom 2040 K6 Fund	Mutual Fund	**	34,090,997
*	Fidelity Freedom 2045 K6 Fund	Mutual Fund	**	29,319,143
*	Fidelity Freedom 2050 K6 Fund	Mutual Fund	**	32,350,648
*	Fidelity Freedom 2055 K6 Fund	Mutual Fund	**	26,067,281
*	Fidelity Freedom 2060 K6 Fund	Mutual Fund	**	13,917,341
*	Fidelity Freedom 2065 K6 Fund	Mutual Fund	**	7,573,147
*	Fidelity Freedom 2070 K6 Fund	Mutual Fund	**	1,055,607
*	Fidelity 500 Index Fund	Mutual Fund	**	46,396,866
*	Fidelity Mid Cap Index Fund	Mutual Fund	**	4,324,802
	GQG Partners Emerging Markets Equity Fund	Mutual Fund	**	2,043,603
	BA Sustain Growth Investment	Mutual Fund	**	23,152,744
	PIF SAM Flex Income Institutional Portfolio	Mutual Fund	**	9,356,652
	JPMorgan Large Cap Value Fund Class R6	Mutual Fund	**	14,290,010
	Cohen & Steers Realty Shares	Mutual Fund	**	1,381,024
	MFS Mid Cap Value Fund Class R6	Mutual Fund	**	5,825,015
	John Hancock Bond Fund Class R6	Mutual Fund	**	4,177,533
	Hartford Strategic Income Fund Class R6	Mutual Fund	**	3,831,720
	Vanguard Small-Cap Index Fund Admiral Shares	Mutual Fund	**	1,988,234
	BlackRock Mid Cap Growth Equity Portfolio Institutional	Mutual Fund	**	5,005,492
	Invesco Discovery Fund Class Y	Mutual Fund	**	11,254,104
	ClearBridge International Growth Fund Class IS	Mutual Fund	**	674,795
	Columbia Overseas Value Fund Institutional 2 Class	Mutual Fund	**	10,985,865
	Franklin Small Cap Value Fund Advisor Class	Mutual Fund	**	5,269,255
	Total Mutual Funds			372,720,222

*	Team, Inc. Common Stock	Common Stock	**	6,866,403
	Total Common Stock			6,866,403

*	Fidelity Government Portfolio Institution	Money Market Fund	**	196,699
	Total Money Market Fund			196,699

*	Participant notes receivable	Interest rates ranging from 4.25% to 9.50%, maturities January 2026 to November 2035	0	8,945,173
	Total Participant notes receivable			8,945,173

				$399,458,780

________________
*    Party in interest, see Note (5) Party-in-Interest Transactions.
** Cost omitted for participant directed investments.